Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2024	Sep. 30, 2023
Statement of Financial Position [Abstract]
Ordinary Shares, par value (in Dollars per share)	[1]	$ 0.0005	$ 0.0005
Ordinary Shares, authorized	[1]	100,000,000	100,000,000
Ordinary Shares, issued	[1]	14,591,942	12,500,000
Ordinary Shares, outstanding	[1]	14,591,942	12,500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1) and share reorganization by way of a subdivision and surrender of shares (Note 12).